Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Total revenue	$ 128,932,647	$ 148,999,819	$ 145,256,256
Revenues
Total revenue	128,932,647	148,999,819	145,256,256
Sales of cosmetics and other beauty products [Member]
Revenues
Total revenue	124,173,280	144,455,442	145,007,303
Revenues
Total revenue	124,173,280	144,455,442	145,007,303
Provision of operation services [Member]
Revenues
Total revenue	4,759,367	4,544,377	248,953
Revenues
Total revenue	4,759,367	4,544,377	248,953
Goods transferred at a point in time [Member]
Revenues
Total revenue	124,173,280	144,455,442	145,007,303
Revenues
Total revenue	124,173,280	144,455,442	145,007,303
Services transferred over time [Member]
Revenues
Total revenue	4,759,367	4,544,377	248,953
Revenues
Total revenue	$ 4,759,367	$ 4,544,377	$ 248,953